Construction In Process (Tables)	12 Months Ended
Mar. 31, 2022
Construction In Process [Abstract]
Schedule of construction in process
	March 31, 2022	March 31, 2021

Factory	$183,078	$175,614
Retail outlet	180,000	180,000
	$363,078	$355,614